Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Operating expenses
Schedule of highlight certain non-cash components of the research and development and general and administration expenses

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
General and administration expenses
Depreciation of property and equipment	$101,983	$162,756
Amortization of intangible assets	—	210,358
Non-cash share-based compensation	9,223,844	12,916,462

Research and development expenses
Non-cash share-based compensation	$1,477,069	$1,360,944